Schedule of cash and cash equivalents (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 363	¥ 979,005	$ 367	¥ 486,663
Bank balances	1,217,396		744,994
Other monetary funds	209		211
Cash and cash equivalents – Continuing operations	1,217,968		745,572
Cash and cash equivalents – Discontinued operations			17,087,419
Total	$ 1,217,968		$ 17,832,991